SEGMENT INFORMATION - Revenues by Product Category (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) product	Dec. 31, 2019 USD ($) product	Dec. 31, 2018 USD ($) product
Revenue from External Customer [Line Items]
Number of products represented of total revenue | product									10	10	10
Revenue	$ 2,213	$ 2,138	$ 1,664	$ 2,012	$ 2,224	$ 2,209	$ 2,152	$ 2,016	$ 8,027	$ 8,601	$ 8,380
Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue									3,680	4,079	4,034
Devices
Revenue from External Customer [Line Items]
Revenue									1,566	1,717	1,640
OTC
Revenue from External Customer [Line Items]
Revenue									1,430	1,447	1,407
Branded and Other Generics
Revenue from External Customer [Line Items]
Revenue									1,248	1,246	1,190
Other revenues
Revenue from External Customer [Line Items]
Revenue									103	112	109
Bausch + Lomb
Revenue from External Customer [Line Items]
Revenue									3,411	3,774	3,661
Bausch + Lomb | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue									506	623	617
Bausch + Lomb | Devices
Revenue from External Customer [Line Items]
Revenue									1,313	1,524	1,505
Bausch + Lomb | OTC
Revenue from External Customer [Line Items]
Revenue									1,311	1,322	1,282
Bausch + Lomb | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenue									250	256	225
Bausch + Lomb | Other revenues
Revenue from External Customer [Line Items]
Revenue									31	49	32
International Rx
Revenue from External Customer [Line Items]
Revenue									1,185	1,158	1,160
International Rx | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue									255	268	280
International Rx | Devices
Revenue from External Customer [Line Items]
Revenue									0	0	0
International Rx | OTC
Revenue from External Customer [Line Items]
Revenue									112	119	118
International Rx | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenue									779	734	721
International Rx | Other revenues
Revenue from External Customer [Line Items]
Revenue									39	37	41
Salix
Revenue from External Customer [Line Items]
Revenue									1,904	2,022	1,749
Salix | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue									1,899	2,022	1,752
Salix | Devices
Revenue from External Customer [Line Items]
Revenue									0	0	0
Salix | OTC
Revenue from External Customer [Line Items]
Revenue									0	0	0
Salix | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenue									0	0	0
Salix | Other revenues
Revenue from External Customer [Line Items]
Revenue									5	0	(3)
Ortho Dermatologics
Revenue from External Customer [Line Items]
Revenue									548	560	608
Ortho Dermatologics | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue									275	353	455
Ortho Dermatologics | Devices
Revenue from External Customer [Line Items]
Revenue									253	193	135
Ortho Dermatologics | OTC
Revenue from External Customer [Line Items]
Revenue									0	0	0
Ortho Dermatologics | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenue									0	0	0
Ortho Dermatologics | Other revenues
Revenue from External Customer [Line Items]
Revenue									20	14	18
Diversified Products
Revenue from External Customer [Line Items]
Revenue									979	1,087	1,202
Diversified Products | Pharmaceuticals
Revenue from External Customer [Line Items]
Revenue									745	813	930
Diversified Products | Devices
Revenue from External Customer [Line Items]
Revenue									0	0	0
Diversified Products | OTC
Revenue from External Customer [Line Items]
Revenue									7	6	7
Diversified Products | Branded and Other Generics
Revenue from External Customer [Line Items]
Revenue									219	256	244
Diversified Products | Other revenues
Revenue from External Customer [Line Items]
Revenue									$ 8	$ 12	$ 21
Revenues | Product Concentration Risk
Revenue from External Customer [Line Items]
Concentration risk, percentage									41.00%	39.00%	36.00%